Consolidated Statements of Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Dividends on common stock, per share	$ 1.88	$ 1.74	$ 1.90